R. Lee Schindler

+1 617 526 6904 (t)

+1 617 526 5000 (f)

lee.schindler@wilmerhale.com

May 23, 2013

CONFIDENTIAL SUBMISSION

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington D.C. 20549

Re:	Confidential Submission of Draft Form S-1 by Agios Pharmaceuticals, Inc.

Ladies and Gentlemen:

On behalf of Agios Pharmaceuticals, Inc. (the “Company”), we confidentially submit a draft Registration Statement on Form S-1 (the “Registration Statement”) of the Company pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act of 2012 for non-public review by the Staff of the U.S. Securities and Exchange Commission (the “Staff”) prior to the public filing of the Registration Statement.

Should members of the Staff have any questions or comments concerning this submission, please contact me at (617) 526-6904.

Best regards,

/s/ Lee Schindler

Lee Schindler

Enclosure